Quarterly Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Earnings [Abstract]
Earnings (loss) from continuing operations		$ 378	$ (4,673)
Losses from discontinued operations, net of tax		(308)	(8,936)
Net earnings (loss)		69	(13,608)
Net Income (Loss) Attributable to Noncontrolling Interest		(121)	(35)
Net Income (Loss) Attributable to Parent		191	(13,573)
Preferred stock dividends declared		289	0
Net earnings (loss) attributable to GE common shareowners		$ (98)	$ (13,573)
Earnings From Continuing Operations Per Share [Abstract]
Diluted earnings (loss) per share		$ 0.02	$ (0.45)
Basic earnings (loss) per share		0.02	(0.45)
Earnings Per Share Discontinued Operations
Earnings (loss) from discontinued operations-Diluted		(0.03)	(0.9)
Earnings (loss) from discontinued operations-Basic		(0.03)	(0.9)
Earnings Per Share [Abstract]
Diluted earnings (loss) per share		(0.01)	(1.35)
Basic earnings (loss) per share		$ (0.01)	$ (1.35)
Sales of goods and services		$ 25,314	$ 23,683
Revenues		27,845	26,239
Earnings (loss) from continuing operations attributable to GE common shareowners		210	(4,548)
GE
Earnings [Abstract]
Earnings (loss) from continuing operations		92	(4,675)
Losses from discontinued operations, net of tax		(308)	(9,025)
Net earnings (loss)	[1]	(216)	(13,700)
Net Income (Loss) Attributable to Noncontrolling Interest	[1]	(117)	(127)
Net Income (Loss) Attributable to Parent	[1]	(98)	(13,573)
Preferred stock dividends declared		0	0
Net earnings (loss) attributable to GE common shareowners		(98)	(13,573)
Earnings Per Share [Abstract]
Revenues		24,606	18,171
Earnings (loss) from continuing operations attributable to GE common shareowners		210	(4,548)
GE Capital
Earnings [Abstract]
Earnings (loss) from continuing operations		(608)	(5,719)
Losses from discontinued operations, net of tax		(308)	(8,935)
Net earnings (loss)		(916)	(14,654)
Net Income (Loss) Attributable to Noncontrolling Interest		(4)	91
Net Income (Loss) Attributable to Parent		(912)	(14,745)
Preferred stock dividends declared		289	0
Net earnings (loss) attributable to GE common shareowners		(1,201)	(14,745)
Earnings Per Share [Abstract]
Revenues		2,885	2,866
Earnings (loss) from continuing operations attributable to GE common shareowners		$ (893)	$ (5,721)

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.